Expense Example - SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO - Select Consumer Staples Portfolio	Apr. 29, 2024 USD ($)
Fidelity Advisor Consumer Staples Fund - Class A
Expense Example:
1 year	$ 669
3 years	869
5 years	1,086
10 years	1,707
Fidelity Advisor Consumer Staples Fund - Class C
Expense Example:
1 year	275
3 years	542
5 years	933
10 years	1,834
Fidelity Advisor Consumer Staples Fund - Class M
Expense Example:
1 year	471
3 years	727
5 years	1,002
10 years	1,787
Fidelity Advisor Consumer Staples Fund - Class I
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	883
Fidelity Advisor Consumer Staples Fund - Class Z
Expense Example:
1 year	59
3 years	186
5 years	324
10 years	$ 726